Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2012
Registrant Name	dei_EntityRegistrantName	ALLIANZ FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000867297
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 29, 2012
Allianz AGIC Emerging Markets Opportunities Fund (First Prospectus Summary) | Allianz AGIC Emerging Markets Opportunities Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOTIX
Allianz AGIC Emerging Markets Opportunities Fund (First Prospectus Summary) | Allianz AGIC Emerging Markets Opportunities Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEMPX
Allianz AGIC Emerging Markets Opportunities Fund (First Prospectus Summary) | Allianz AGIC Emerging Markets Opportunities Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOTDX
Allianz AGIC Income & Growth Fund (First Prospectus Summary) | Allianz AGIC Income & Growth Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZNIX
Allianz AGIC Income & Growth Fund (First Prospectus Summary) | Allianz AGIC Income & Growth Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIGPX
Allianz AGIC Income & Growth Fund (First Prospectus Summary) | Allianz AGIC Income & Growth Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZNDX
Allianz AGIC International Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC International Managed Volatility Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NAISX
Allianz AGIC International Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC International Managed Volatility Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANIPX
Allianz AGIC International Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC International Managed Volatility Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANCAX
Allianz AGIC International Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC International Managed Volatility Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNIDX
Allianz AGIC Opportunity Fund (First Prospectus Summary) | Allianz AGIC Opportunity Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POFIX
Allianz AGIC Opportunity Fund (First Prospectus Summary) | Allianz AGIC Opportunity Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOCPX
Allianz AGIC Opportunity Fund (First Prospectus Summary) | Allianz AGIC Opportunity Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POADX
Allianz AGIC Opportunity Fund (First Prospectus Summary) | Allianz AGIC Opportunity Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APPDX
Allianz AGIC U.S. Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NGFIX
Allianz AGIC U.S. Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANCPX
Allianz AGIC U.S. Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NGFAX
Allianz AGIC U.S. Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NGWDX
Allianz NFJ All-Cap Value Fund (First Prospectus Summary) | Allianz NFJ All-Cap Value Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNFIX
Allianz NFJ All-Cap Value Fund (First Prospectus Summary) | Allianz NFJ All-Cap Value Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANFPX
Allianz NFJ All-Cap Value Fund (First Prospectus Summary) | Allianz NFJ All-Cap Value Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNCAX
Allianz NFJ All-Cap Value Fund (First Prospectus Summary) | Allianz NFJ All-Cap Value Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNFDX
Allianz NFJ Dividend Value Fund (First Prospectus Summary) | Allianz NFJ Dividend Value Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NFJEX
Allianz NFJ Dividend Value Fund (First Prospectus Summary) | Allianz NFJ Dividend Value Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ADJPX
Allianz NFJ Dividend Value Fund (First Prospectus Summary) | Allianz NFJ Dividend Value Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANDAX
Allianz NFJ Dividend Value Fund (First Prospectus Summary) | Allianz NFJ Dividend Value Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIDX
Allianz NFJ International Value Fund (First Prospectus Summary) | Allianz NFJ International Value Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANJIX
Allianz NFJ International Value Fund (First Prospectus Summary) | Allianz NFJ International Value Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFVPX
Allianz NFJ International Value Fund (First Prospectus Summary) | Allianz NFJ International Value Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIVAX
Allianz NFJ International Value Fund (First Prospectus Summary) | Allianz NFJ International Value Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFJDX
Allianz NFJ Large-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANVIX
Allianz NFJ Large-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALCPX
Allianz NFJ Large-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALNFX
Allianz NFJ Large-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNBDX
Allianz NFJ Mid-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRNIX
Allianz NFJ Mid-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANRPX
Allianz NFJ Mid-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRAAX
Allianz NFJ Mid-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PREDX
Allianz NFJ Small-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSVIX
Allianz NFJ Small-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASVPX
Allianz NFJ Small-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVADX
Allianz NFJ Small-Cap Value Fund (First Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNVDX
Allianz RCM Global Commodity Equity Fund (First Prospectus Summary) | Allianz RCM Global Commodity Equity Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGLIX
Allianz RCM Global Commodity Equity Fund (First Prospectus Summary) | Allianz RCM Global Commodity Equity Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APGPX
Allianz RCM Global Commodity Equity Fund (First Prospectus Summary) | Allianz RCM Global Commodity Equity Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARMDX
Allianz RCM Global Small-Cap Fund (First Prospectus Summary) | Allianz RCM Global Small-Cap Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGSCX
Allianz RCM Global Small-Cap Fund (First Prospectus Summary) | Allianz RCM Global Small-Cap Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARSPX
Allianz RCM Global Small-Cap Fund (First Prospectus Summary) | Allianz RCM Global Small-Cap Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGSNX
Allianz RCM Large-Cap Growth Fund (First Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRLCX
Allianz RCM Large-Cap Growth Fund (First Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARLPX
Allianz RCM Large-Cap Growth Fund (First Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLGAX
Allianz RCM Large-Cap Growth Fund (First Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLCNX
Allianz RCM Mid-Cap Fund (First Prospectus Summary) | Allianz RCM Mid-Cap Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRMCX
Allianz RCM Mid-Cap Fund (First Prospectus Summary) | Allianz RCM Mid-Cap Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARMPX
Allianz RCM Mid-Cap Fund (First Prospectus Summary) | Allianz RCM Mid-Cap Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRMAX
Allianz RCM Mid-Cap Fund (First Prospectus Summary) | Allianz RCM Mid-Cap Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMCNX
Allianz RCM Technology Fund (First Prospectus Summary) | Allianz RCM Technology Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRGTX
Allianz RCM Technology Fund (First Prospectus Summary) | Allianz RCM Technology Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARTPX
Allianz RCM Technology Fund (First Prospectus Summary) | Allianz RCM Technology Fund | Administrative
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGTAX
Allianz RCM Technology Fund (First Prospectus Summary) | Allianz RCM Technology Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGTNX
Allianz RCM Wellness Fund (First Prospectus Summary) | Allianz RCM Wellness Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGHCX
Allianz AGIC Emerging Markets Opportunities Fund (Second Prospectus Summary) | Allianz AGIC Emerging Markets Opportunities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOTAX
Allianz AGIC Emerging Markets Opportunities Fund (Second Prospectus Summary) | Allianz AGIC Emerging Markets Opportunities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOTCX
Allianz AGIC Income & Growth Fund (Second Prospectus Summary) | Allianz AGIC Income & Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZNAX
Allianz AGIC Income & Growth Fund (Second Prospectus Summary) | Allianz AGIC Income & Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZNCX
Allianz AGIC International Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC International Managed Volatility Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNIAX
Allianz AGIC International Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC International Managed Volatility Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNICX
Allianz AGIC International Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC International Managed Volatility Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANIRX
Allianz AGIC Opportunity Fund (Second Prospectus Summary) | Allianz AGIC Opportunity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POPAX
Allianz AGIC Opportunity Fund (Second Prospectus Summary) | Allianz AGIC Opportunity Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POOBX
Allianz AGIC Opportunity Fund (Second Prospectus Summary) | Allianz AGIC Opportunity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POPCX
Allianz AGIC Opportunity Fund (Second Prospectus Summary) | Allianz AGIC Opportunity Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOORX
Allianz AGIC U.S. Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NGWAX
Allianz AGIC U.S. Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NGWBX
Allianz AGIC U.S. Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC U.S. Managed Volatility Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NGWCX
Allianz NFJ All-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ All-Cap Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNFAX
Allianz NFJ All-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ All-Cap Value Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNFBX
Allianz NFJ All-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ All-Cap Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNFCX
Allianz NFJ Dividend Value Fund (Second Prospectus Summary) | Allianz NFJ Dividend Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNEAX
Allianz NFJ Dividend Value Fund (Second Prospectus Summary) | Allianz NFJ Dividend Value Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNEBX
Allianz NFJ Dividend Value Fund (Second Prospectus Summary) | Allianz NFJ Dividend Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNECX
Allianz NFJ Dividend Value Fund (Second Prospectus Summary) | Allianz NFJ Dividend Value Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNERX
Allianz NFJ International Value Fund (Second Prospectus Summary) | Allianz NFJ International Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFJAX
Allianz NFJ International Value Fund (Second Prospectus Summary) | Allianz NFJ International Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFJCX
Allianz NFJ International Value Fund (Second Prospectus Summary) | Allianz NFJ International Value Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANJRX
Allianz NFJ Large-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNBAX
Allianz NFJ Large-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNBBX
Allianz NFJ Large-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNBCX
Allianz NFJ Large-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Large-Cap Value Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANLRX
Allianz NFJ Mid-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQNAX
Allianz NFJ Mid-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQNBX
Allianz NFJ Mid-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQNCX
Allianz NFJ Mid-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRNRX
Allianz NFJ Small-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCVAX
Allianz NFJ Small-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCVBX
Allianz NFJ Small-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCVCX
Allianz NFJ Small-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Small-Cap Value Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNVRX
Allianz RCM Global Commodity Equity Fund (Second Prospectus Summary) | Allianz RCM Global Commodity Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARMAX
Allianz RCM Global Commodity Equity Fund (Second Prospectus Summary) | Allianz RCM Global Commodity Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARMCX
Allianz RCM Global Small-Cap Fund (Second Prospectus Summary) | Allianz RCM Global Small-Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGSAX
Allianz RCM Global Small-Cap Fund (Second Prospectus Summary) | Allianz RCM Global Small-Cap Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGSBX
Allianz RCM Global Small-Cap Fund (Second Prospectus Summary) | Allianz RCM Global Small-Cap Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGSCX
Allianz RCM Large-Cap Growth Fund (Second Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RALGX
Allianz RCM Large-Cap Growth Fund (Second Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBLGX
Allianz RCM Large-Cap Growth Fund (Second Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCLGX
Allianz RCM Large-Cap Growth Fund (Second Prospectus Summary) | Allianz RCM Large-Cap Growth Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLCRX
Allianz RCM Mid-Cap Fund (Second Prospectus Summary) | Allianz RCM Mid-Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMDAX
Allianz RCM Mid-Cap Fund (Second Prospectus Summary) | Allianz RCM Mid-Cap Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMDBX
Allianz RCM Mid-Cap Fund (Second Prospectus Summary) | Allianz RCM Mid-Cap Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMDCX
Allianz RCM Mid-Cap Fund (Second Prospectus Summary) | Allianz RCM Mid-Cap Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRMRX
Allianz RCM Technology Fund (Second Prospectus Summary) | Allianz RCM Technology Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAGTX
Allianz RCM Technology Fund (Second Prospectus Summary) | Allianz RCM Technology Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBGTX
Allianz RCM Technology Fund (Second Prospectus Summary) | Allianz RCM Technology Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCGTX
Allianz RCM Wellness Fund (Second Prospectus Summary) | Allianz RCM Wellness Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAGHX
Allianz RCM Wellness Fund (Second Prospectus Summary) | Allianz RCM Wellness Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBGHX
Allianz RCM Wellness Fund (Second Prospectus Summary) | Allianz RCM Wellness Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCGHX